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UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21726

Pope Family of Funds

Exact name of registrant as specified in charter)

5100 Poplar Avenue Suite 3117 Memphis TN	38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090
(Name and address of agent for service)

Registrant’s telephone number, including area code:      877 244.6235

Date of fiscal year end:      04/30/2008

Date of reporting period:      07/01/2006 to 06/30/2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

(a).	The name of the issuer of the portfolio security;

(b).	The exchange ticker symbol of the portfolio security;

(c).	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).	The shareholder meeting date;

(e).	A brief identification of the matter voted on;

(f).	Whether the matter was proposed by the issuer or by a security holder;

(g).	Whether the Registrant cast its vote on the matter;

(h).	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).	Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Pope Family of Funds

By (Signature and Title)*       /s/ Stephen L. Parr, President

Date                                 August 28, 2007

* Print the name and title of each signing officer under his or her signature.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Halter Pope USX China Fund
Issuer	Ticker	Cusip	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt
LINKTONE LTD.	LTON	535925101	8/7/2006
Authorize the company's BODs, in its discretion, to cause the company to repurchase ordinary shares or ADRs representing ordinary shares of the company from time to time and at any time through open-market transactions in the aggregate amount of up to $20 mm at such prices and on such terms as determined by the Board.
					Issuer	Yes	FOR	FOR

HURRAY! HOLDING CO. LTD	HRAY	447773102	8/18/2006	Elect Qindai Wang as Class I Director to serve until the 2009 Annual General Meeting of Shareholders or until their successors are elected and duly qualified.	Issuer	Yes	FOR	FOR
				Elect Jesse Liu as Class I Director to serve until the 2009 Annual General Meeting of Shareholders or until their successors are elected and duly qualified.	Issuer	Yes	FOR	FOR
				Elect Robert Mao as Class I Director to serve until the 2009 Annual General Meeting of Shareholders or until their successors are elected and duly qualified.	Issuer	Yes	FOR	FOR

To ratify the appointment of D&T Tohmatsu CPA Ltd. As independent auditors of Hurray! Holding Co., Ltd for the fiscal year ending 12/31/06, as set forth in the Company's notice of meeting enclosed herewith.
					Issuer	Yes	FOR	FOR

CHINA YUCHAI INTERNATINAL LTD	CYD	G21082105	9/15/2006	Receive and adopt the audited financial statements and independent auditors report.	Issuer	Yes	FOR	FOR
				Approve an increase in the limit of directors' fees from US 250,000 to US 500,000 for 2006	Issuer	Yes	AGAINST	AGAINST
				Re-elect Mr. Teo Tong Kooi as director	Issuer	Yes	FOR	FOR
				Re-elect Mr. Gao Jia Lin as director	Issuer	Yes	FOR	FOR
				Re-elect Mr. Kwek Leng Peck as a director	Issuer	Yes	FOR	FOR
				Re-elect Mr. Gan Khai Choon as a director	Issuer	Yes	FOR	FOR
				Re-elect Mr. Wong Hong Ren as a director	Issuer	Yes	FOR	FOR
				Re-elect Mr. Philip Ting Sii Tien as a director	Issuer	Yes	FOR	FOR
				Re-elect Mr. Tan Aik-Leang as a director	Issuer	Yes	FOR	FOR
				Re-elect mr. Neo Poh Kiat as a director	Issuer	Yes	FOR	FOR
				Authorize BOD to apppoint directors to fill any vacancies on the board	Issuer	Yes	FOR	FOR
				Re-appoint KPMG as indpendent audtors of the company.	Issuer	Yes	FOR	FOR

CHINA TECHFAITH WIRELESS COMM TECH LTD	CNTF	169424108	9/15/2006
Ordinary resolution: that the company acquire up to 5,000,000 ADR shares repreenting the company's ordinary shares in open mkt and negotiated purchases at ana aggregate price of no more than US $40 million.
					Issuer	Yes	FOR	FOR

RADICA GAMES LIMITED	RG2.BE	G7342H107	9/29/2006
Resolved that each of the amalgamation of mattel enterprises ltd and radica games ltd and the amalgamation agreement, dated as of 7/25/06 among radica games ltd, mattel foreign holdings,ltd, mattel enterprises, ltd, all as more fully described in the proxy statement
					Issuer	Yes	FOR	FOR
				Approve postponements or adjournments of the special general meeting, if necessary, to solicit additional proxies	Issuer	Yes	FOR	FOR
				In their discretion, the proxies are authorized to vote upon any other business that may properly come before the meeting	Issuer	Yes	FOR	FOR

CNOOC LIMITED	CEO	126132109	9/29/2006	Approve the revised caps for 2006 and 2007 for the sales of petroleum and natural gas products category of continuing connected transactions.	Issuer	Yes	FOR	FOR

KONGZHONG CORPORATION	KONG	50047P104	10/12/2006	Approve to re-elect independent director Hanhui Sun.	Issuer	Yes	ABSTAIN	NA
				Approve to adopt the 2006 Kongzhong equity incentive plan	Issuer	Yes	ABSTAIN	NA
				Approve to reappoint our independent auditors	Issuer	Yes	FOR	FOR

ALUMINUM CORPORATION OF CHINA	ACH	22276109	10/13/2006	Consider and approve the interim dividend for the six months ended 6/30/06.	Issuer	Yes	FOR	FOR

In view of resignation of Mr. Xiong Weiping as an executive director of the company with effect from 8/23/06, Mr. Zhang Chengzhong be elected as an executive director of the company with effect upon the conclusion of the special general meeting.
					Issuer	Yes	FOR	FOR

In view of resignation of Mr. Luo Tao as supervisor and the chairman of the supervisory committee with effect from 8/23/06, Mr. Ao Hong be elected as supervisor of the company with effect upon the conclusion of the special general meeting.
					Issuer	Yes	FOR	FOR

In view of resignation of Mr. Ou Xiaowu as a supervisor of the company with effect from 8/23/06, Mr. Zhang Zhankui be elected as a supervisor of the company with effect upon the conclusion of the special general meeting.
					Issuer	Yes	FOR	FOR

CHINA LIFE INSURANCE COMPANY	LFC	16939P106	10/16/2006	Resolution A	Issuer	Yes	FOR	FOR
				Resolution B	Issuer	Yes	AGAINST	AGAINST
				Resolution C	Issuer	Yes	AGAISNT	AGAISNT
				Resolution D	Issuer	Yes	FOR	FOR
				Resolution E	Issuer	Yes	FOR	FOR
				Resolution F	Issuer	Yes	FOR	FOR
				Resolution G	Issuer	Yes	FOR	FOR
				Resolution H	Issuer	Yes	AGAINST	AGAINST
				Resolution I	Issuer	Yes	ABSTAIN	NA
				Resolution J	Issuer	Yes	FOR	FOR
				Resolution K	Issuer	Yes	AGAINST	AGAINST
				Resolution L	Issuer	Yes	FOR	FOR
				Resolution 2	Issuer	Yes	FOR	FOR
				Resolution 3	Issuer	Yes	AGAINST	AGAINST
				Resolution 4	Issuer	Yes	AGAINST	AGAINST
				Resolution 5	Issuer	Yes	FOR	FOR
				Resolution 6	Issuer	Yes	FOR	FOR

CTRIP.COM INTERNATIONAL	CTRP	22943F100	10/17/2006	That a distribution of 30% of the company's net income for 2006 to the shareholders as dividends.	Issuer	Yes	FOR	FOR
				Articles of association of the company be amended.	Issuer	Yes	FOR	FOR

SHANDA INTERACTIVE ENTERTAINMENT	SNDA	81941Q203	10/25/2006	Elect the following director to serve for th ensuing year: Chen Tianqiao	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Tang Jun	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Chen Danian	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Luo Qianqian	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Xiong Chengyu	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Huang Jingsheng	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Bruno Wu	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Tan Qunzhao	Issuer	Yes	FOR	FOR
				Elect the following director to serve for th ensuing year: Zhang Yong	Issuer	Yes	FOR	FOR

CHINA TELECOM CORPORATION	CHA	169426103	10/25/2006
Engineering framework agreements as described in the circular of the company dated 9/8/06 and the transactions contemplated thereunder, be and are hereby generally and unconditionally approved, ratified and confirmed.
					Issuer	Yes	FOR	FOR
				Interconnection agreement as described in the circular and the transactions contemplated thereunder be and are hereby generally and unconditionally approved, ratified, and confirmed.	Issuer	Yes	FOR	FOR
				Proposed annual caps for the engineering framework agreements for the years ending 12/31/07 and 12/31/08 as described in the circular be and are hereby approved, ratified and confirmed.	Issuer	Yes	FOR	FOR
				Proposed no annual cap for the interconnection agreement for the years ending 12/31/07 and 12/31/08 as described in the circular be and are hereby approved, ratified and confirmed.	Issuer	Yes	FOR	FOR
				Strategic agreement as described in the circular and the transactions contemplated thereunder be approved.	Issuer	Yes	FOR	FOR

PETROCHINA COMPANY LTD	PTR	71646E100	11/1/2006
Continuing connected transactions arising as a result of the acquisition of a 67% interest in Petrokazakhstan inc. by Petrochina through CNPC Exploration and Development Co. Ltd., as set out in the circular of Petrochina dated 9/14/06.
					Issuer	Yes	FOR	FOR

Proposed revision to the existing annual caps for the 3 years from 1/1/06 - 12/31/08 of each of the continuing connected transaction under the amended comprehensive agreement as a result of the acquisition, as set out in the circular, be and is hereby approved, ratified and confirmed.
					Issuer	Yes	FOR	FOR

Proposed revision to the existing annual caps for the 3 years from 1/1/06 - 12/31/08 of each of the continuing connected transaction under the amended comprehensive agreement as a result of changes to Petrochina's production and operational environment, as set out in the circular, be and is hereby approved, ratified and confirmed.
					Issuer	Yes	FOR	FOR

Proposed revision to the existing annual caps for the 3 years from 1/1/06 - 12/31/08 in respect of the products and services to be provided by Petrochina and its subsidiaries to China Railway Materials and Suppliers Corporation, as set out in the circular, be and is hereby approved, ratified and confirmed.
					Issuer	Yes	FOR	FOR
				Proposed amendments to the Articles of Association of Petrochina as set out in the circular be and are hereby generally unconditionally approved.	Issuer	Yes	FOR	FOR

CHINA MEDICAL TECHNOLOGIES	CMED	169483104	11/21/2006	Approval of the ratification and appointment of KPMG as independent auditors of the company for fiscal year ending 3/31/07	Issuer	Yes	FOR	FOR

Yanzhou Coal Mining Company Ltd.	YZC	984846105	11/10/2006	Consider and approve the entering into of the agreement, details of which are more particularly described in the notice of extraordinary general meeting and the company's circular dated 9/7/06.	Issuer	Yes	FOR	FOR
				Consider and approve the appointment of Mr. Zhang Baocai as nominated by the Board to be a non-independent Director of the Company.	Issuer	Yes	ABSTAIN	FOR

Consider and approve the proposed amendment to sub-paragraph 2 of article 12 of the Articles of Association, details of which are more particularly described in the notice of extraordinary general meeting and the company's circular dated 9/7/06.
					Issuer	Yes	ABSTAIN	FOR

Qiao Xing Universal Telephone, Inc.	XING	G7303A109	12/1/2006	Directors recommend: a vote for election of the following nominees: 1) 01-R.L. Wu; 2) Z.Y. Wu; 3) Z.Y.Mu; 4) S.K.Hung; 5) Y.H.Zhang	Issuer	No	ABSTAIN	ABSTAIN

International Displayworks, Inc.	IDWK	459412102	11/28/2006
Approve and adopt the agreement and plan of merger, dated as of 9/4/06, by and among Flextronics International Ltd. , Granite Acquisition Corp., a wholly-owned subsidiary of Flextronics, and IDW, and the approval of the merger contemplated by the agreement and plan of merger.
					Issuer	Yes	FOR	FOR

Grant to the persons named as proxies discretionary authority to vote to adjourn or postpone the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of approving and adopting the merger agreement.
					Issuer	Yes	FOR	FOR

Huaneng Power International, Inc.	HNP	443304100	12/5/2006	Consider and approve the acquisition (including the transfer agreement).	Issuer	Yes	FOR	FOR
				Consider and approve the capital increase (including the capital increase agreement).	Issuer	Yes	ABSTAIN	ABSTAIN

China Unicom Limited	CHU	16945R104	12/1/2006
The transfer agreement dated 10/26/06 between China United Telecommunications, Unicom New Horizon Mobile Telecommunications and China United Telecommunications be and are hereby generally and unconditionally approved.
					Issuer	Yes	FOR	FOR
				The transfer agreement dated 10/26/06 between the A share company and Unicom Group be and are hereby approved.	Issuer	Yes	FOR	FOR

The CAPS for each of the financial years ending 12/31/07, 08 and 09 on leasing of the CDMA Network capacity, equipment procurement services, mutual provision of premises and engineering design and technical services be and are hereby generally and unconditionally approved.
					Issuer	Yes	FOR	FOR

There be no Caps on the transaction amount of supply of telephone cards, interconnection and roaming arrangements, leasing of transmission channels, provision of international telecommunication network gateway, operator-based value-added services for cellular subscriber, "10010" customer services.
					Issuer	Yes	FOR	FOR

Directors of the company be and are hereby authorized to do all such further acts and execute such further documents and take all such steps which in their opinion may be necessary, desirable or expedient to implement and/or give effect to the terms of the continuing connected transactions referred to in items (3) and (4) above.
					Issuer	Yes	FOR	FOR

The9 Ltd	NCTY	88337K104	12/15/2006	Resolutions as set out in paragraph 1A of the Notice of Annual General Meeting.	Issuer	Yes	FOR	FOR
				Resolutions as set out in paragraph 1B of the Notice of Annual General Meeting.	Issuer	Yes	FOR	FOR

Pacificnet Inc.	PACT	69511V207	12/15/2006	Directors recommend: a vote for election of the following nominees: 1) Tony Tong; 2) Victor Tong; 3) Shaojian (Sean) Wang; 4) Tao Jin; 5) Peter Wang; 6) Michael Chun; 7) Jeremy Goodwin	Issuer	Yes	FOR	FOR
				Proposal to ratify the appointment of Clancy and Co., PP.L.L.C., as the company's independent auditors.	Issuer	Yes	FOR	FOR
				Proposal to approve the amendments to the company's 2005 stock option plan.	Issuer	Yes	FOR	FOR

Far East Energy Corporation	FEEC.OB	307325100	12/15/2006	The Board of Directors recommends a vote for all nominees for director: 1) John C. Mihm; 2) Michael R. McElwrath; 3) C.P. Chiang; 4) Donald A. Juckett; 5) Randall D. Keys; 6) Thomas E. Willams	Issuer	Yes	Withhold	AGAINST

				Recommend a vote "for" the election of the nominees listed in proposal 1 below: election of directors: Nominees: 1) John Laurie Hunter; 2) Eric Wing Cheong Leung; 3) Mark Adam Parkin; and 4) Tim Whyte	Issuer	Yes	FOR	FOR

China Life Insurance Company Ltd.	LFC	16939P106	12/29/2006
Review and approve the adoption of the Employee Share Incentive Plan (draft) and to authorize the Board to make appropriate and necessary amendments to the Employee Share Incentive Plan in accordance with the relevant laws and regulations, all as more fully described in the proxy statement.
					Issuer	Yes	AGAINST	AGAINST
				Elect Mr. Ngai Wai Fung as an independent non-executive Director of the Company.	Issuer	Yes	ABSTAIN	ABSTAIN

Comtech Group, Inc.	COGO	205821200	12/20/2006	Directors recommend: a vote for election of the following nominees: 1) Jeffrey Kang; 2) Hope Ni; 3) Amy Kong; 4) Q.Y.Ma; 5) Frank Zheng	Issuer	Yes	FOR	FOR

Approve the Company's 2006 Equity Incentive Plan, which provides for the grant of the Company's common stock pursuant to incentive stock options, non-qualified stock options, restricted stock appreciation rights and performance stock awards.
					Issuer	Yes	ABSTAIN	ABSTAIN
				Ratification of the appointment of KPMG as Independent Auditors	Issuer	Yes	FOR	FOR

China Petroleum & Chenical Corporation	SNP	16941R108	1/22/2007
Grant to the BOD of Sinopec Corp. an unconditional general mandate to allot, issue and deal with new domestic listed shares and new overseas listed foreign shares, all as more fully described in the Notice of Meeting.
					Issuer	Yes	FOR	FOR
				Approve the issue of convertible bonds, all as more fully described in the Notice of Meeting.	Issuer	Yes	FOR	FOR
				AuthoriZe the BOD of Sinopec Corp. to deal with all matters in connection with the issue of convertible bonds, all as more fully described in the Notice of Meeting.	Issuer	Yes	FOR	FOR

Approve, subject to the passing of the resolution numbered 5 below, to approve Sinopec Corp. to issue up to RMB 10 billion in principal amount of domestic corporate bonds within twelve months from the date of approvals passed at Sinopec Corp's general meeting.
					Issuer	Yes	FOR	FOR

Authorize the BOD of Sinopec Corp. to deal with all matters in connection with the issue of domestic corporate bonds, including but not limited to, subject to the passing of the resolution numbered 4, to determine the terms and conditions of the domestic bonds and the relevant matters in accordance with the need of Sinopec Corp.
					Issuer	Yes	ABSTAIN	ABSTAIN

Aluminum Corporation of China Limited	ACH	22276109	2/27/2007
That the continuation of the non-exempt continuing connected transactions (as defined in a circular (the "circular") to be dispatched to the shareholders of the Company together with this notice) which require approval by the independent shareholders under the listing rules, all as more fully described in the proxy statement.
					Issuer	Yes	ABSTAIN	ABSTAIN

That the entering into of the extension agreement (as defined in the circular) for the non-exempt continuing connected transactions (as referred to resolution no. 1 above) which require independent shareholders' approval be and are hereby approved.
					Issuer	Yes	ABSTAIN	ABSTAIN

That the BOD of the Company be and is hereby authorized to do all such further acts and things and execute such further documents and take all such steps which in its opinion may be necessary, desirable and expedient to implement and/or give effect to the non-exempt continuing connected transactions (as defined in the circular).
					Issuer	Yes	ABSTAIN	ABSTAIN

S1 - that the proposed amendments to the Articles of Association of the Company as set out in the circular be and hereby generally and unconditionally approved and the BOD of the Company be authorized to make such other modifications to the proposed amendments to the Articles of Association of the Company, all as more fully described in the proxy statement.
					Issuer	Yes	ABSTAIN	ABSTAIN
				S1 - Approve the: 1) Shandong Aluminum merger; 2) share reform; 3) share exchange; 4) terms and conditions; and 5) Board or the Chairman to deal with all matters in relation to the merger.	Issuer	Yes	FOR	FOR
				S2 - Approve the: 1) Lanzhou Aluminum merger; 2) share reform; 3) share exchange; 4) terms and conditions; and 5) Board matters	Issuer	Yes	FOR	FOR
				S3A - Approve the type of securities - RMB denominated ordinary shares	Issuer	Yes	FOR	FOR
				S3B - Approve the nominal value - RMB 1.00 each.	Issuer	Yes	FOR	FOR
				S3C - Approve the number of Chalco A shares to be issued.	Issuer	Yes	FOR	FOR
				S3D - Approve the target subscribers	Issuer	Yes	ABSTAIN	ABSTAIN
				S3E - Approve the issue price - RMB 6.60 per share	Issuer	Yes	ABSTAIN	ABSTAIN
				S3F - Approve the place of listing - the Shanghai Stock Exchange	Issuer	Yes	FOR	FOR
				S3G - Approve the existing and new shareholders of the Company shall be entitled to share the Company's cumulative retained profits	Issuer	Yes	FOR	FOR
				S3H - Approve the Company will not raise fund by this issue.	Issuer	Yes	ABSTAIN	ABSTAIN
				S3I - Approve the Board or the Chairman to make all necessary amendments to the proposed changes to the Articles.	Issuer	Yes	ABSTAIN	ABSTAIN
				S3J - Approve the Board to determine and deal with at its discretion and with full authority the matters in relation to the issue	Issuer	Yes	ABSTAIN	ABSTAIN
				S3K - Approve the effective date and duration of the issue.	Issuer	Yes	ABSTAIN	ABSTAIN
				O4 - Approve the implementation of the Lanzhou merger proposal.	Issuer	Yes	FOR	FOR

China Netcom Group Corp	CN	16940Q101	2/14/2007
Approve the Asset Transfer Agreement, dated 1/16/07 (the "Asset Transfer Agreement"), between China Netcom (Group) Company Limited ("CNC China") and China Network Communications Group Corporation ("China Netcom Group") and the transaction contemplated thereunder, as set forth in the company's circular enclosed herewith.
					Issuer	Yes	ABSTAIN	ABSTAIN
				Approve the revision of the Director's fee commencing from the 2007 financial year, as set forth in the Company's circular enclosed herewith.	Issuer	Yes	ABSTAIN	ABSTAIN

Huaneng Power International, Inc.	HNP	443304100	3/20/2007
To approve the coal purchase and coal transportation framework agreement entered into between the Company and Huaneng Energy & Communications Holding Co., Ltd., the continuing connected transaction contemplated thereby and the transaction cap for 2007 thereof.
					Issuer	Yes	FOR	FOR

Actions Semiconductor Co., Ltd.	ACTS	5.07E+109	5/11/2007	Re-election of class 1 directors	Issuer	Yes	FOR	FOR
				Adoption of a share-based incentive plan	Issuer	Yes	ABSTAIN	ABSTAIIN

Sinopec Shanghai Petrochemical Co. Ltd.	SHI	82935M109	6/19/2007	To consider and approve the 2006 report of the Directors of the Company.	Issuer	Yes	FOR	FOR
				To consider and approve the 2006 report of the supervisory committee of the Company.	Issuer	Yes	FOR	FOR
				To consider and approve the 2006 audited statement of accounts and the 2007 budget of the Company	Issuer	Yes	FOR	FOR
				To consider and approve the 2006 profit appropriation plan of the Company	Issuer	Yes	ABSTAIN	ABSTAIN

To consider and approve the re-appointment of KPMG Huazhen as the Company's domestic auditors for the year 2007 and KPMG as the Company's international auditors for the year 2007, and to authorise the Directors to fix their remuneration.
					Issuer	Yes	FOR	FOR

To consider and, if thought fit, pass the amendments to the Company's Articles of Associations as special resolution. *Note* such other business as may come before the meeting. *Note* voting cut-off date: June 8, 2007 at 5:00 P.M. EDT
					Issuer	Yes	FOR	FOR

China Life Insurance Company Limited	LFC	16939P106	6/12/2007	To review and approve the report of the Board of Directors of the Company for the year 2006.	Issuer	Yes	FOR	FOR
				To review and approve the report of the supervisory committee of the Company for the year 2006.	Issuer	Yes	FOR	FOR
				To review and approve the audited financial statements of the Company and the auditors' report	Issuer	Yes	FOR	FOR
				To review and approve the profit distribution and cash dividend distribution plan of the Company for the year 2006.	Issuer	Yes	FOR	FOR
				To review and approve the remuneration of the Directors and Supervisors of the Company.	Issuer	Yes	ABSTAIN	ABSTAIN
				To approve the purchase of liability insurance for the Company's Directors and management.	Issuer	Yes	FOR	FOR

To approve the re-appointment of Price Waterhouse Coopers Zhong Tian CPAs Company Limited, Certified Public Accountants, and Price Waterhouse Coopers, Certified Public Accountants, respectively as the PRC auditors and international auditors of the Company for the year 2007 and to authorize the Board of Directors of the Company to determine their remuneration.
					Issuer	Yes	FOR	FOR

To give a general mandate to the Board of Directors of the Company to issue new domestic shares and new H shares of not more than 20% of each class of the domestic shares and H shares of the Company in issue as at the date of passing this resolution.
					Issuer	Yes	ABSTAIN	ABSTAIN

Guangshen Railway Company Limited	GSH	40065W107	6/28/2007	To approve the work report of the Board for 2006.	Issuer	Yes	FOR	FOR
				To approve the work report of the Supervisory Committee for 2006.	Issuer	Yes	FOR	FOR
				To approve the audited financial statements of the Company for 2006.	Issuer	Yes	FOR	FOR
				To approve the final dividend of RMB0.08 per share for 2006.	Issuer	Yes	FOR	FOR
				To approve the Company's budget for 2007.	Issuer	Yes	FOR	FOR
To re-appoint Deloitte Touche Tohmatsu CPA Ltd as the Company's PRC auditors for 2007 and to authorize the Board and the Audit Committee to approve its
				remunerations.	Issuer	Yes	FOR	FOR
To re-appoint Pricewaterhouse Coopers Certified Public Accountats as the Company's international auditors for 2007 and to authorize the Board and
				the Audit Committee to approve its remunerations.	Issuer	Yes	FOR	FOR
To approve the remunerations for independent non-executive directors of the
				Company	Issuer	Yes	FOR	FOR

To approve the amendments to the Articles of Association and to authorize the Board to do all such further acts and things and take all steps which in its opinion may be necessary, desirable and expedient to give effect to such amendments.
					Issuer	Yes	FOR	FOR
				To approve the termination of the engagement of Mr. Wu Junguang as a director of the Company.	Issuer	Yes	FOR	FOR
				To approve the appointment of Mr He Yuhua as a director of the fourth session of the Board of Directors of the Company.	Issuer	Yes	FOR	FOR

Yanzhou Coal Mining Company Limited	YZC	984846105	6/15/2007	To consider and approve the working report of the Board of Directors of the Company for the year ended 31st December 2006.	Issuer	Yes	FOR	FOR
				To consider and approve the working report of the Supervisory Committee of the Company for the year ended 31st December 2006.	Issuer	Yes	FOR	FOR
				To consider and approve the audited financial statements of the Company as at and for the year ended 31st December 2006.	Issuer	Yes	FOR	FOR
				To consider and approve the proposed profit distribution plan and cash dividend and special cash dividend distribution plans, and to authorize the Board to distribute such dividends.	Issuer	Yes	FOR	FOR
				To determine the remuneration of the Directors and Supervisors of the Company for the year ending 31st December 2007.	Issuer	Yes	ABSTAIN	ABSTAIN

To approve the appointment of Deloitte Touche Tohmatsu and Deloitte Touche Tohmatsu Certified Public Accountants Ltd. as the Company's international and domestic auditors for the year 2007 and to fix their remuneration.
					Issuer	Yes	FOR	FOR
				To consider and approve the amendments to business scope and the Articles of Association of the Company and to authorize the Board to do all such things as necessary in such amendments.	Issuer	Yes	ABSTAIN	ABSTAIN

To approve (A) the Board is mandate to issue, allot and deal with additional H shares, (B) "H Shares" means the overseas-listed foreign invested shares, and the Directors resolving to issue shares pursuant to subparagraph (A) of this resolution. *Note* such other business as may come before the meeting. *Note* voting cut-off date: June 7, 2007 at 5:00 P.M. EDT.
					Issuer	Yes	ABSTAIN	ABSTAIN

China Security & Surveillance Tech Inc	CSCT.OB	16942J105	6/15/2007	Directors recommend: a vote for election of the following nominees: 01-Guoshen Tu, 02-Terence Yap, 03-Shufang Yang, 04-Lingfeng Xiong, 05-Jianguo Jiang	Issuer	Yes	WITHHOLD	WITHHOLD
				Approve the ratificatioin of GHP Horwath, P.C. as the Company's accountant for fiscal year 2007.	Issuer	Yes	FOR	FOR

Aluminum Corporation of China Limited	ACH	22276109	7/10/2007	To consider and approve the proposal for the declaration of the Company's final dividend for the year 2006.	Issuer	Yes	FOR	FOR
				To consider and approve the proposal to pay a discretionary bonus for the year 2006 to the Directors, Supervisors and other senior management of the Company	Issuer	Yes	FOR	FOR
				To consider and approve the proposal to renew the liability insurance for the Directors, Supervisors and other senior managmenet of the Company for the year of 2007/2008	Issuer	Yes	FOR	FOR

Ja Solar Holdings Co., Ltd.	JASO	466090107	6/30/2007
To amend article 154 of the second amended and restated Articles of Association of the Company by deleting, "and that person has agreed or is deemed to have agreed to treat the publication or receipt of such documents in such manner as discharging the Company's obligation to send to him a copy of such documents" beginning from the seventh line towards the end of that article.
					Issuer	Yes	FOR	FOR

TATA Motors Limited	TTM	876568502	7/9/2007	Approval of the audited profit and loss account for the year ended March 31, 2007, and the balance sheet as at that date together with the report of the Directors and the auditors.	Issuer	yes	FOR	FOR
				Approval of the declaration of a dividend on ordinary shares, as set forth in the Company's notice of meeting enclosed herewith.	Issuer	yes	FOR	FOR
				Approval to re-appointment of Director in place of Mr. N.A.Soonawala.	Issuer	yes	FOR	FOR

Resolved that: a)Mr. S.A. Naik, a Director liable to retire by rotation, who does not seek re-election, be not re-appointed a Director of the Company; b) the vacancy, so created on the Board of Directors of the Company, not be filled.
					Issuer	yes	FOR	FOR
				Approval of the appointment of auditors and fix their remuneration.	Issuer	yes	FOR	FOR
				Approval of the appointment of Mr. P.M. Teland as a Director, as set forth in the Company's notice of meeting enclosed herewith.	Issuer	yes	FOR	FOR
				Approval of the appointment of Mr. P.M. Telang as a Executive Director of the Company.	Issuer	yes	FOR	FOR
				Approval to increase the borrowing limit of the Company.	Issuer	yes	FOR	FOR
				Approval of the change in place of keeping registry and records.	Issuer	yes	FOR	FOR

Fushi International Inc.	FSIN	36113C101	7/25/2007	A vote for election of the following nominees: 1-01-Li Fu, 02-Yue Mathus Yang, 03-Barry Raeburn, 04-Feng Bai, 05-Jiping Hua	Issuer	yes	Withhold	Withhold
				Ratification of the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as the Company's independent auditor for the fiscal year ending December 31, 2007	Issuer	yes	FOR	FOR

Petrochina Company Limited	PTR		8/10/2007
That conditional upon the obtaining of approvals from the CSRC and other relevant regulatory authorities, the allotment and issue of A shares by the Company in the PRC by way of public offering of new A shares and the following terms and conditions of the A share issue be and are hereby approved.
					Issuer	yes	FOR	FOR

That the Board and its attorney shall be and are authorized to deal with matters in relation to the A share issue and the listing of A shares including but not limited to the following: *Note* such other business as may properly come before the meeting or any adjournment thereof.
					Issuer	yes	FOR	FOR

Mindray Medical Int'l Ltd.	MR	602675100	8/3/2007	Re-election of Mr. Andrew Wolff as a Director of the Company	Issuer	yes	ABSTAIN	ABSTAIN
				Re-election of Ms. JoyceI-Yin Hsu as a Director of the Company	Issuer	yes	ABSTAIN	ABSTAIN
				Ratification of the appointment of the independent auditor Deloitte Touche Tohmatsu for the fiscal year 2006	Issuer	no
				Appointment of the independent auditor Deloitte Touche Tohmatsu for the fiscal year 2007	Issuer	yes	FOR	FOR

To amend article 3(4)(D)(III) of the third amended and restated Articles of Association of the Company by replacing the word "Pledge" with "Foreclosure in connection with a pledge" on the first line of that article.
					Issuer	yes	ABSTAIN	ABSTAIN